Schedule of Investments
December 31, 2021 (unaudited)
The Adirondack Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.93%

Accident & Health Insurance - 3.83%
CNO Financial Group, Inc.	77,720	1,852,845

Agriculture Production - Livestock & Animal Specialties - 1.01%
Cal-Maine Foods, Inc. (2)	13,150	486,419

Apparel & Other Finished Products of Fabrics & Similar Material - 1.13%
Under Armour, Inc. Class A (2)	25,800	546,702

Bakery Products - 1.93%
Hostess Brands, Inc. (2)	45,620	931,560

Business Services - 4.07%
Conduent, Inc. (2)	368,677	1,968,735

Computer Communications Equipment - 1.07%
A10 Networks, Inc.	31,100	515,638

Construction Special Trade Contractors - 1.27%
Matrix Service Co. (2)	81,442	612,444

Crude Petroleum & Natural Gas - 4.90%
Antero Resources Corp. (2)	91,400	1,599,500
CNX Resources Corp. (2)	56,100	771,375

		2,370,875

Cutlery, Handtools & General Hardware - 1.40%
Hillman Solutions Corp. (2)	62,961	676,831

Deep Sea Foreign Transportation of Freight - 2.30%
Ardmore Shipping Corp. (Bermuda) (2)	329,204	1,112,710

Electric Lighting & Wiring Equipment - 2.96%
LSI Industries, Inc.	208,653	1,431,360

Electric & Other Services Combined - 1.73%
Allete, Inc.	12,637	838,465

Electrical Industrial Apparatus - 3.72%
Graftech International Ltd.	152,078	1,799,083

Exploration & Production - 1.56%
Coterra Energy, Inc.	39,700	754,300

Fire, Marine & Casualty Insurance - 5.64%
SiriusPoint Ltd. (Bermuda) (2)	181,381	1,474,628
Tiptree, Inc.	90,600	1,252,998

		2,727,626

Glass Containers - 2.33%
O-I Glass, Inc. (2)	93,610	1,126,128

Heavy Construction Other Than Building Construction-Contractors - 0.37%
Williams Industrial Services Group, Inc. (2)	60,400	180,596

Household Audio & Video Equipment - 1.70%
Knowles Corp. (2)	35,109	819,795

Industrial Inorganic Chemicals - 0.83%
Venator Materials PLC (United Kingdom) (2)	157,399	399,793

Investment Advice - 1.81%
Lazard Ltd. Class A (Bermuda)	20,000	872,600

Laboratory Analytical Instruments - 1.24%
Harvard Bioscience, Inc. (2)	85,169	600,441

Life Insurance - 5.59%
Genworth Financial, Inc. Class A (2)	279,315	1,131,226
National Western Life Group, Inc. Class A	7,316	1,568,843

		2,700,069

Meat Packing Plants - 1.42%
Seaboard Corp.	174	684,692

Metal Mining - 1.60%
Cleveland Cliffs, Inc. (2)	35,600	775,012

Plastics Products - 0.52%
Myers Industries, Inc.	12,450	249,124

Plastics, Foil & Coated Paper Bags - 1.05%
Pactiv Evergreen, Inc.	40,195	509,673

Printed Circuit Boards - 5.17%
Celestica, Inc. (Canada) (2)	164,440	1,830,217
Sanmina Corp. (2)	16,128	668,667

		2,498,884

Retail-Women't Clothing Stores - 1.44%
Chico's FAS, Inc. (2)	129,519	696,812

Retail-Apparel & Accessory Stores - 1.34%
Hanesbrands, Inc.	38,600	645,392

Retail-Eating & Drinking Places - 0.61%
Drive Shack, Inc. (2)	205,912	294,454

Retail-Grocery Stores - 1.32%
Ingles Markets, Inc. Class A	7,400	638,916

Retail-Miscellaneous Retail - 0.87%
EZCORP, Inc. Class A (2)	57,104	420,856

Semiconductors & Related Devices - 3.56%
Emcore Corp. (2)	34,500	240,810
Photronics, Inc. (2)	78,558	1,480,818

		1,721,628

Services-Computer Integrated Systems Design - 5.99%
Allscripts Healthcare Solutions, Inc. (2)	85,167	1,571,331
Kyndryl Holdings, Inc. (2)	7,000	126,700
Unisys Corp. (2)	58,183	1,196,824

		2,894,855

Services-Engineering Services - 2.04%
Hill International, Inc. (2)	506,411	987,501

Special Industry Machinery - 1.19%
Manitex International, Inc. (2)	90,551	575,904

State Commercial Banks - 3.02%
Trustco Bank Corp. NY	43,757	1,457,546

Surety Insurance - 4.02%
MGIC Investment Corp.	91,900	1,325,198
Old Republic International Corp.	25,050	615,729

		1,940,927

Surgical & Medical Instruments & Apparatus - 2.00%
Accuray, Inc. (2)	202,330	965,114

Telephone & Telegraph Apparatus - 6.28%
ADTRAN, Inc.	79,700	1,819,551
Infinera Corp. (2)	126,800	1,216,012

		3,035,563

Telephone Communications (No Radio Telephone) - 1.38%
Vonage Holdings Corp. (2)	32,030	665,904

Water Supply - 0.73%
Pure Cycle Corp. (2)	24,308	354,897

Total Common Stock	(Cost $ 35,126,540)	47,338,669

Real Estate Investment Trusts - 1.40%

Brixmor Property Group, Inc.	26,600	675,906

Total Real Estate Investment Trusts	(Cost $ 230,687)	675,906

Money Market Registered Investment Companies - 0.99%

Federated Treasury Obligation Fund - Institutional Shares - .01% (4)	479,560	479,560

Total Money Market Registered Investment Companies	(Cost $ 479,560)	479,560

Total Investments - 100.32%	(Cost $ 35,836,787)	48,494,135

Liabilities in Excess of Other Assets - -.32%		(156,612)

Total Net Assets - 100.00%		48,337,523

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$48,494,135	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$48,494,135	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Variable rate security; the money market rate shown represents the yield at December 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.